Commitments and contingencies - Narrative (Details) - t t in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Purchase commitment of methanol supply | Within one year
Disclosure of associates [line items]
Purchase commitments (in tonnes)		0.8
Atlas Plant
Disclosure of associates [line items]
Percentage of marketing rights in production		100.00%
Percentage of ownership interest in associates		63.10%	63.10%
Atlas Plant | Purchase commitment of methanol supply
Disclosure of associates [line items]
Purchase commitments (in tonnes)		0.6
Atlas Plant | Purchase commitment of methanol supply | Forecast
Disclosure of associates [line items]
Purchase commitments (in tonnes)	0.4
Atlas Plant | Trinidad
Disclosure of associates [line items]
Percentage of ownership interest in associates		63.10%
Atlas Plant | Egypt
Disclosure of associates [line items]
Percentage of ownership interest in associates		50.00%
Egypt Plant | Purchase commitment of methanol supply
Disclosure of associates [line items]
Purchase commitments (in tonnes)		0.6